UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05445

Name of Registrant: Vanguard Fenway Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30th

Date of reporting period: December 31, 2015

Item 1: Schedule of Investments

Vanguard Equity Income Fund

Schedule of Investments
As of December 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (97.6%)[1]
Consumer Discretionary (6.2%)
Home Depot Inc.	3,246,800	429,389
McDonald's Corp.	1,876,205	221,655
Thomson Reuters Corp.	2,537,270	96,036
Target Corp.	934,400	67,847
Ford Motor Co.	4,181,900	58,923
Carnival Corp.	988,900	53,875
Darden Restaurants Inc.	702,900	44,733
General Motors Co.	1,199,100	40,781
^ Cracker Barrel Old Country Store Inc.	283,500	35,956
Leggett & Platt Inc.	830,400	34,893
Omnicom Group Inc.	447,500	33,858
American Eagle Outfitters Inc.	2,173,300	33,686
GameStop Corp. Class A	570,100	15,986
Time Warner Cable Inc.	42,300	7,850
Gannett Co. Inc.	341,100	5,557
Cablevision Systems Corp. Class A	147,300	4,699
Tupperware Brands Corp.	50,300	2,799
International Game Technology plc	12,210	198
		1,188,721
Consumer Staples (11.1%)
Coca-Cola Co.	7,151,464	307,227
Philip Morris International Inc.	3,237,645	284,621
Kraft Heinz Co.	3,509,670	255,364
Procter & Gamble Co.	2,605,140	206,874
Altria Group Inc.	3,545,375	206,376
British American Tobacco plc	3,083,855	171,260
Wal-Mart Stores Inc.	2,710,192	166,135
PepsiCo Inc.	1,033,090	103,226
Diageo plc ADR	910,100	99,265
Dr Pepper Snapple Group Inc.	541,600	50,477
ConAgra Foods Inc.	1,144,000	48,231
Clorox Co.	373,700	47,396
Campbell Soup Co.	770,800	40,506
Ingredion Inc.	390,700	37,445
Kimberly-Clark Corp.	272,688	34,713
Coca-Cola Enterprises Inc.	659,400	32,469
Flowers Foods Inc.	487,500	10,476
Nu Skin Enterprises Inc. Class A	132,700	5,028
B&G Foods Inc.	108,200	3,789
Universal Corp.	35,300	1,980
General Mills Inc.	27,900	1,609
		2,114,467
Energy (10.0%)
Exxon Mobil Corp.	5,945,110	463,421
Chevron Corp.	4,278,170	384,864
Suncor Energy Inc.	9,244,210	238,501
Phillips 66	2,363,600	193,342
Occidental Petroleum Corp.	2,468,930	166,924

Enbridge Inc.	2,979,500	98,890
Valero Energy Corp.	903,100	63,858
Marathon Oil Corp.	4,968,000	62,547
PBF Energy Inc. Class A	961,200	35,382
Ensco plc Class A	2,289,800	35,240
HollyFrontier Corp.	771,000	30,755
^ Noble Corp. plc	2,826,400	29,818
Western Refining Inc.	784,300	27,937
^ Nordic American Tankers Ltd.	1,609,300	25,009
Scorpio Tankers Inc.	2,031,400	16,292
ConocoPhillips	312,400	14,586
^ Atwood Oceanics Inc.	390,500	3,995
^ CVR Energy Inc.	100,600	3,959
Teekay Corp.	218,400	2,156
^ Ship Finance International Ltd.	84,500	1,400
		1,898,876
Financials (16.5%)
Wells Fargo & Co.	13,713,140	745,446
JPMorgan Chase & Co.	9,668,230	638,393
Marsh & McLennan Cos. Inc.	5,490,070	304,424
PNC Financial Services Group Inc.	2,663,592	253,867
BlackRock Inc.	606,730	206,604
ACE Ltd.	1,726,340	201,723
MetLife Inc.	3,158,000	152,247
M&T Bank Corp.	1,075,190	130,291
US Bancorp	2,402,740	102,525
Travelers Cos. Inc.	560,400	63,247
Principal Financial Group Inc.	1,396,500	62,815
Prudential Financial Inc.	769,200	62,621
Lazard Ltd. Class A	816,200	36,737
Aflac Inc.	510,000	30,549
First American Financial Corp.	676,900	24,301
Navient Corp.	1,533,100	17,554
Axis Capital Holdings Ltd.	257,800	14,493
Validus Holdings Ltd.	305,000	14,118
Fifth Third Bancorp	700,400	14,078
CME Group Inc.	126,900	11,497
Hanover Insurance Group Inc.	127,100	10,338
Cincinnati Financial Corp.	158,800	9,396
Old Republic International Corp.	492,700	9,179
Federated Investors Inc. Class B	194,400	5,570
Washington Federal Inc.	201,500	4,802
BankUnited Inc.	68,300	2,463
First Commonwealth Financial Corp.	267,000	2,422
Hancock Holding Co.	53,200	1,339
		3,133,039
Health Care (12.3%)
Johnson & Johnson	5,682,045	583,660
Merck & Co. Inc.	9,269,424	489,611
Pfizer Inc.	13,646,744	440,517
Bristol-Myers Squibb Co.	3,697,932	254,381
Roche Holding AG	526,858	145,997
AstraZeneca plc ADR	3,674,098	124,736
Eli Lilly & Co.	1,189,349	100,214
Novartis AG	1,004,975	86,447
AbbVie Inc.	1,432,400	84,855

Baxalta Inc.	424,600	16,572
Quality Systems Inc.	86,000	1,386
		2,328,376
Industrials (12.0%)
General Electric Co.	18,226,952	567,770
3M Co.	1,410,530	212,482
Eaton Corp. plc	4,050,410	210,783
United Technologies Corp.	2,032,780	195,289
Raytheon Co.	1,232,300	153,458
United Parcel Service Inc. Class B	1,582,130	152,248
Honeywell International Inc.	1,274,100	131,959
Union Pacific Corp.	1,495,900	116,979
Boeing Co.	723,700	104,640
Caterpillar Inc.	1,308,100	88,898
Waste Management Inc.	1,542,590	82,328
Lockheed Martin Corp.	278,000	60,368
Stanley Black & Decker Inc.	443,100	47,292
PACCAR Inc.	950,200	45,040
Pitney Bowes Inc.	1,715,900	35,433
General Dynamics Corp.	231,500	31,799
GATX Corp.	387,400	16,484
RR Donnelley & Sons Co.	455,500	6,705
West Corp.	161,600	3,486
Aircastle Ltd.	154,400	3,225
General Cable Corp.	228,200	3,065
Timken Co.	59,500	1,701
Briggs & Stratton Corp.	27,000	467
		2,271,899
Information Technology (13.7%)
Microsoft Corp.	16,899,919	937,607
Intel Corp.	14,076,250	484,927
Cisco Systems Inc.	15,646,180	424,872
International Business Machines Corp.	1,453,100	199,976
Maxim Integrated Products Inc.	3,128,417	118,880
Analog Devices Inc.	1,999,360	110,605
Texas Instruments Inc.	1,830,400	100,324
Western Union Co.	2,169,200	38,850
Broadridge Financial Solutions Inc.	602,900	32,394
Lexmark International Inc. Class A	956,900	31,051
QUALCOMM Inc.	567,500	28,366
Leidos Holdings Inc.	446,900	25,143
Apple Inc.	159,300	16,768
Computer Sciences Corp.	466,700	15,252
CSRA Inc.	466,700	14,001
Diebold Inc.	278,000	8,365
Paychex Inc.	127,400	6,738
EarthLink Holdings Corp.	490,200	3,642
Science Applications International Corp.	30,800	1,410
		2,599,171
Materials (2.6%)
Dow Chemical Co.	3,877,920	199,635
International Paper Co.	1,914,020	72,159
Nucor Corp.	1,736,410	69,977
LyondellBasell Industries NV Class A	676,400	58,779
Avery Dennison Corp.	610,400	38,248
Bemis Co. Inc.	637,600	28,494

EI du Pont de Nemours & Co.	226,670	15,096
Domtar Corp.	242,000	8,942
Steel Dynamics Inc.	258,800	4,625
		495,955
Other (0.4%)
2 Vanguard High Dividend Yield ETF	1,047,950	69,951

Telecommunication Services (4.2%)
Verizon Communications Inc.	10,704,786	494,775
BCE Inc.	3,850,600	148,770
AT&T Inc.	3,897,297	134,106
CenturyLink Inc.	1,104,000	27,777
Cogent Communications Holdings Inc.	41,200	1,429
		806,857
Utilities (8.6%)
Xcel Energy Inc.	5,137,790	184,498
Dominion Resources Inc.	2,678,300	181,160
NextEra Energy Inc.	1,562,216	162,299
Eversource Energy	2,806,390	143,322
UGI Corp.	3,867,190	130,556
Duke Energy Corp.	1,806,600	128,973
National Grid plc	7,441,192	102,626
Sempra Energy	969,600	91,152
CMS Energy Corp.	1,629,800	58,803
American Electric Power Co. Inc.	982,000	57,221
Exelon Corp.	1,929,100	53,571
PPL Corp.	1,456,600	49,714
Consolidated Edison Inc.	756,800	48,640
Public Service Enterprise Group Inc.	1,251,100	48,405
FirstEnergy Corp.	1,423,000	45,152
Atmos Energy Corp.	614,700	38,751
WGL Holdings Inc.	413,200	26,028
Ameren Corp.	493,300	21,325
Southern Co.	369,300	17,280
Vectren Corp.	272,600	11,564
SCANA Corp.	175,700	10,628
NiSource Inc.	528,900	10,319
Questar Corp.	182,100	3,547
ONE Gas Inc.	29,100	1,460
		1,626,994
Total Common Stocks (Cost $15,192,876)		18,534,306

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (2.3%)[1]
Money Market Fund (0.5%)
[3,4] Vanguard Market Liquidity Fund		0.363%		88,452,980	88,453

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreements (1.5%)
	Goldman Sachs & Co.
	(Dated 12/31/15, Repurchase Value
	$168,606,000, collateralized by Federal
	Home Loan Mortgage Corp. 2.500%-
	7.000%, 8/1/19-10/1/44, and Federal
	National Mortgage Assn. 3.500%-4.000%,
	3/1/27-12/1/44, with a value of
	$171,972,000)	0.320%	1/4/16	168,600	168,600
	RBS Securities, Inc
	(Dated 12/31/15, Repurchase Value
	$114,504,000, collateralized by U.S.
	Treasury Note/Bond 2.750%, 2/15/24, with
	a value of $116,795,000)	0.300%	1/4/16	114,500	114,500
	Societe Generale
	(Dated 12/31/15, Repurchase Value
	$10,100,000, collateralized by U.S.
	Treasury Note/Bond 1.000%, 12/15/17, with
	a value of $10,302,000)	0.320%	1/4/16	10,100	10,100
					293,200
U.S. Government and Agency Obligations (0.3%)
5	Federal Home Loan Bank Discount Notes	0.100%	1/13/16	30,000	29,998
5	Federal Home Loan Bank Discount Notes	0.200%	2/5/16	200	200
5	Federal Home Loan Bank Discount Notes	0.355%	3/4/16	500	500
5	Federal Home Loan Bank Discount Notes	0.331%	4/13/16	500	499
5	Federal Home Loan Bank Discount Notes	0.245%	4/20/16	9,000	8,988
[5,6] Federal Home Loan Bank Discount Notes		0.294%	4/29/16	7,000	6,990
5	Federal Home Loan Bank Discount Notes	0.371%	5/4/16	100	100
7	Freddie Mac Discount Notes	0.220%	3/30/16	3,000	2,997
6	United States Treasury Bill	0.370%-0.386%	5/26/16	500	499
6	United States Treasury Note	0.375%	5/31/16	1,000	1,000
					51,771
Total Temporary Cash Investments (Cost $433,435)					433,424
Total Investments (99.9%) (Cost $15,626,311)					18,967,730
Other Assets and Liabilities-Net (0.1%)[4]					10,876
Net Assets (100%)					18,978,606

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $28,553,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.1% and 1.8%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $29,488,000 of collateral received for securities on loan.

5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $4,095,000 have been segregated as initial margin for open futures contracts.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Equity Income Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	18,027,976	506,330	—
Temporary Cash Investments	88,453	344,971	—
Futures Contracts—Liabilities[1]	(784)	—	—
Total	18,115,645	851,301	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At December 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2016	891	90,677	814

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At December 31, 2015, the cost of investment securities for tax purposes was $15,626,315,000.

Net unrealized appreciation of investment securities for tax purposes was $3,341,415,000, consisting

Equity Income Fund

of unrealized gains of $3,952,386,000 on securities that had risen in value since their purchase and $610,971,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard PRIMECAP Core Fund

Schedule of Investments
As of December 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (92.0%)
Consumer Discretionary (10.9%)
	L Brands Inc.	1,548,845	148,410
*	CarMax Inc.	2,206,400	119,079
	TJX Cos. Inc.	1,479,600	104,918
	Carnival Corp.	1,624,300	88,492
	Sony Corp. ADR	3,465,000	85,274
	Walt Disney Co.	750,000	78,810
	Ross Stores Inc.	1,010,900	54,397
	Tribune Media Co. Class A	803,500	27,166
	Las Vegas Sands Corp.	610,000	26,742
	Gildan Activewear Inc. Class A	938,900	26,684
	VF Corp.	278,000	17,305
*	Bed Bath & Beyond Inc.	337,491	16,284
*	Amazon.com Inc.	23,545	15,914
	Garmin Ltd.	390,000	14,496
	Time Warner Cable Inc.	50,000	9,280
*	Norwegian Cruise Line Holdings Ltd.	91,700	5,374
	Royal Caribbean Cruises Ltd.	42,000	4,251
	Newell Rubbermaid Inc.	50,000	2,204
	Comcast Corp. Class A	35,100	1,981
			847,061
Consumer Staples (0.8%)
	CVS Health Corp.	322,377	31,519
	PepsiCo Inc.	300,000	29,976
			61,495
Energy (1.1%)
	Schlumberger Ltd.	454,300	31,687
^	Transocean Ltd.	1,408,300	17,435
	National Oilwell Varco Inc.	243,200	8,145
	Cabot Oil & Gas Corp.	425,000	7,518
*	Southwestern Energy Co.	785,000	5,581
	EOG Resources Inc.	63,000	4,460
	Exxon Mobil Corp.	46,012	3,587
*	Cameron International Corp.	25,300	1,599
	Encana Corp.	60,000	305
*	Petroleo Brasileiro SA ADR	75,000	255
	Frank's International NV	10,000	167
*	Petroleo Brasileiro SA ADR Series A	30,000	129
			80,868
Financials (7.1%)
	JPMorgan Chase & Co.	2,260,566	149,265
	Charles Schwab Corp.	3,662,100	120,593
	Marsh & McLennan Cos. Inc.	2,072,575	114,924
	Wells Fargo & Co.	1,217,000	66,156
	Progressive Corp.	1,189,800	37,836
	US Bancorp	665,000	28,375
	Chubb Corp.	131,800	17,482
	Discover Financial Services	143,000	7,668
	CME Group Inc.	39,700	3,597

American Express Co.	51,000	3,547
Comerica Inc.	35,000	1,464
		550,907
Health Care (26.4%)
Amgen Inc.	2,351,324	381,690
Eli Lilly & Co.	4,199,800	353,875
Roche Holding AG	1,066,806	295,621
* Biogen Inc.	860,400	263,584
Johnson & Johnson	1,536,650	157,845
Novartis AG ADR	1,610,605	138,576
Medtronic plc	1,107,700	85,204
Thermo Fisher Scientific Inc.	559,700	79,393
Abbott Laboratories	1,712,700	76,917
* Boston Scientific Corp.	3,327,200	61,354
* Waters Corp.	225,000	30,280
* Illumina Inc.	155,900	29,924
GlaxoSmithKline plc ADR	600,000	24,210
Sanofi ADR	541,000	23,074
Merck & Co. Inc.	350,000	18,487
Agilent Technologies Inc.	382,600	15,997
AbbVie Inc.	74,000	4,384
Stryker Corp.	45,500	4,229
* Cerner Corp.	10,000	602
AstraZeneca plc ADR	13,700	465
		2,045,711
Industrials (16.3%)
Southwest Airlines Co.	8,926,525	384,376
Airbus Group SE	1,465,913	98,785
United Parcel Service Inc. Class B	827,500	79,630
FedEx Corp.	488,175	72,733
Honeywell International Inc.	690,000	71,463
Delta Air Lines Inc.	1,247,000	63,210
* United Continental Holdings Inc.	1,088,000	62,342
Boeing Co.	349,800	50,578
American Airlines Group Inc.	979,600	41,486
Deere & Co.	512,600	39,096
* Jacobs Engineering Group Inc.	746,655	31,322
Caterpillar Inc.	355,000	24,126
Safran SA	337,600	23,194
CSX Corp.	875,000	22,706
Rockwell Automation Inc.	209,200	21,466
Union Pacific Corp.	266,400	20,833
Pentair plc	400,000	19,812
* Hertz Global Holdings Inc.	1,370,000	19,495
* AECOM	525,000	15,766
^ Ritchie Bros Auctioneers Inc.	618,300	14,907
Norfolk Southern Corp.	169,187	14,312
Republic Services Inc. Class A	266,935	11,742
United Technologies Corp.	120,000	11,528
IDEX Corp.	139,000	10,649
Expeditors International of Washington Inc.	230,000	10,373
CH Robinson Worldwide Inc.	165,000	10,233
* TransDigm Group Inc.	37,500	8,567
Alaska Air Group Inc.	50,000	4,026
Tyco International plc	75,000	2,392
* Kirby Corp.	16,000	842

^ Chicago Bridge & Iron Co. NV	20,000	780
		1,262,770
Information Technology (26.3%)
Texas Instruments Inc.	3,845,800	210,788
Microsoft Corp.	2,939,200	163,067
* Alphabet Inc. Class A	188,472	146,633
* Alphabet Inc. Class C	188,441	143,004
SanDisk Corp.	1,567,516	119,116
* Flextronics International Ltd.	8,861,200	99,334
Intel Corp.	2,716,700	93,590
EMC Corp.	3,080,300	79,102
NetApp Inc.	2,956,700	78,441
KLA-Tencor Corp.	964,087	66,859
QUALCOMM Inc.	1,239,830	61,973
Cisco Systems Inc.	2,279,500	61,900
Telefonaktiebolaget LM Ericsson ADR	6,313,300	60,671
Hewlett Packard Enterprise Co.	3,773,267	57,354
HP Inc.	4,560,067	53,991
Intuit Inc.	541,500	52,255
NVIDIA Corp.	1,500,000	49,440
^ ASML Holding NV	480,000	42,610
* Alibaba Group Holding Ltd. ADR	512,430	41,645
* Adobe Systems Inc.	441,625	41,486
* PayPal Holdings Inc.	1,064,900	38,549
Activision Blizzard Inc.	900,000	34,839
* eBay Inc.	1,089,900	29,950
Corning Inc.	1,425,000	26,049
Applied Materials Inc.	1,259,000	23,506
Visa Inc. Class A	282,400	21,900
* Electronic Arts Inc.	315,000	21,647
* Yahoo! Inc.	610,600	20,309
Analog Devices Inc.	365,000	20,192
Oracle Corp.	508,000	18,557
* Keysight Technologies Inc.	571,000	16,176
* BlackBerry Ltd.	1,547,500	14,361
Apple Inc.	132,000	13,894
Broadcom Corp. Class A	110,000	6,360
* Micron Technology Inc.	221,300	3,134
Teradyne Inc.	150,000	3,101
* VMware Inc. Class A	3,000	170
		2,035,953
Materials (2.5%)
Monsanto Co.	773,350	76,190
Praxair Inc.	229,700	23,521
Celanese Corp. Class A	320,000	21,546
^ Dow Chemical Co.	405,000	20,849
EI du Pont de Nemours & Co.	275,000	18,315
Potash Corp. of Saskatchewan Inc.	758,500	12,986
* Crown Holdings Inc.	100,000	5,070
Cabot Corp.	100,000	4,088
LyondellBasell Industries NV Class A	46,200	4,015
Greif Inc. Class A	125,400	3,864
Greif Inc. Class B	37,000	1,582
Chemours Co.	55,000	295
		192,321

Telecommunication Services (0.6%)
AT&T Inc.		905,492	31,158
*,^ Sprint Corp.		4,430,000	16,036
			47,194
Total Common Stocks (Cost $4,135,195)			7,124,280
	Coupon
Temporary Cash Investment (6.7%)
Money Market Fund (6.7%)
[1,2] Vanguard Market Liquidity Fund (Cost $517,776)	0.363%	517,776,000	517,776
Total Investments (98.7%) (Cost $4,652,971)			7,642,056
Other Assets and Liabilities-Net (1.3%)[2]			98,200
Net Assets (100%)			7,740,256

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $31,612,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $34,263,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

PRIMECAP Core Fund

The following table summarizes the market value of the fund's investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,706,680	417,600	—
Temporary Cash Investments	517,776	—	—
Total	7,224,456	417,600	—

D. At December 31, 2015, the cost of investment securities for tax purposes was $4,652,971,000. Net unrealized appreciation of investment securities for tax purposes was $2,989,085,000, consisting of unrealized gains of $3,196,679,000 on securities that had risen in value since their purchase and $207,594,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FENWAY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 18, 2016

VANGUARD FENWAY FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 18, 2016

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.